Share-based Compensation - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2022 shares
2012 incentive compensation plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Total unrecognized compensation expenses | $				$ 13.4
Unrecognized weighted average period	2 years 10 months 24 days
Share-based compensation expenses | ¥	¥ 39.4	¥ 45.0	¥ 115.4
2012 incentive compensation plan | Class A Ordinary shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Maximum number of shares may be issued					44,021,165
2012 incentive compensation plan | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award
Expiration period	10 years
2012 incentive compensation plan | Employee Stock Option | Three years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	3 years
2012 incentive compensation plan | Employee Stock Option | Three and a half years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	3 years 6 months
2012 incentive compensation plan | Employee Stock Option | Four years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	4 years
2012 incentive compensation plan | Restricted Shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	4 years
2012 incentive compensation plan | Vesting commencement date | Employee Stock Option | Three years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting rights, percentage	25.00%
2012 incentive compensation plan | Vesting commencement date | Employee Stock Option | Three and a half years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	6 months
Vesting rights, percentage	25.00%
2012 incentive compensation plan | Vesting commencement date | Employee Stock Option | Four years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting rights, percentage	25.00%
2012 incentive compensation plan | Equal monthly installments | Employee Stock Option | Three years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	36 months
Vesting rights, percentage	75.00%
2012 incentive compensation plan | Equal monthly installments | Employee Stock Option | Three and a half years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	36 months
Vesting rights, percentage	75.00%
2012 incentive compensation plan | Equal monthly installments | Employee Stock Option | Four years
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period	36 months
Vesting rights, percentage	75.00%
Incentive Compensation Plan 2022 | Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award
Maximum number of shares may be issued					13,042,731
Incentive Compensation Plan 2022 | Restricted Shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Maximum number of shares may be issued					26,085,463